                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:          /   /    (a)
            or fiscal year ending:         12/31/99   (b)

Is this a transition report? (Y/N)       N
                                   -------------

Is this an amendment to a previous filing?  (Y/N)     N
                                                 ------------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.




1.          A.          Registrant Name:                    Providentmutual Variable Life Separate Account

            B.          File Number:  811 - 8722

            C.          Telephone Number:                   (302) 452-4000

2.          A.          Street:                 300 Continental Drive

            B.          City: Newark                        C.          State: DE               D.  Zip Code: 19713  Zip Ext:

            E.          Foreign Country:                                                        Foreign Postal Code:

3.          Is this the first filing on this form by Registrant?  (Y/N)       N
                                                                        -------------

4.          Is this the last filing on this form by Registrant?  (Y/N)        N
                                                                        -------------

5.          Is Registrant a small business investment company (SBIC)?  (Y/N)    N
                                                                            -------------
            [If answer is "Y" (Yes), complete only items 89 through 110.]

6.          Is Registrant a unit investment trust (UIT)?  (Y/N)        Y
                                                                 -------------
            [If answer is "Y" (Yes) complete only items 111 through 132.]

7.          A.          Is Registrant a series or multiple portfolio company?  (Y/N)_______
            [If answer is "N" (No), go to item 8.]

            B.          How many separate series or portfolios did Registrant have at the end of the period?
                                   ----------

                                                       -----------------------
                                                       If filing more than one
                                                       Page 47, "X" box: [ ]
                                                       -----------------------

For period ending   12/31/99
                  -------------
File number 811- 8722
                ---------------

UNIT INVESTMENT TRUSTS

111.        A.          [/]         Depositor Name:_______________________________________________________________

            B.          [/]         File Number (If any):_________________________________________________________

            C.          [/]         City: _______________     State:_____  Zip Code:_____   Zip Ext.:_____________

                        [/]         Foreign Country:______________    Foreign Postal Code:________________________

111.        A.          [/]         Depositor Name:_______________________________________________________________

            B.          [/]         File Number (If any):_________________________________________________________

            C.          [/]         City:________________    State:_______  Zip Code:_______ Zip Ext.:____________

                        [/]         Foreign Country:_______________   Foreign Postal Code:________________________




112.        A.          [/]         Sponsor Name:_________________________________________________________________

            B.          [/]         File Number (If any):_________________________________________________________

            C.          [/]         City:_______________    State:_______  Zip Code:_______  Zip Ext.:____________

                        [/]         Foreign Country:______________   Foreign Postal Code:_________________________

112.        A.          [/]         Sponsor Name:_________________________________________________________________

            B.          [/]         File Number (If any):_________________________________________________________

            C.          [/]         City:_________________  State:_______  Zip Code:______   Zip Ext.:____________

                        [/]         Foreign Country:______________   Foreign Postal Code:_________________________

                                                       -----------------------
                                                       If filing more than one
                                                       Page 48, "X" box: [ ]
                                                       -----------------------

For period ending   12/31/99
                  --------------
File number 811- 8722
                ----------------


113.        A.          [/]         Trustee Name:_______________________________________________________________

            B.          [/]         City:________________   State:______   Zip Code:______   Zip Ext.:__________

                        [/]         Foreign Country:_______________   Foreign Postal Code:______________________

113.        A.          [/]         Trustee Name:_______________________________________________________________

            B.          [/]         City:________________   State:_______  Zip Code:_______  Zip Ext.:__________

                        [/]         Foreign Country:_______________   Foreign Postal Code:______________________


114.        A.          [/]         Principal Underwriter Name:_________________________________________________

            B.          [/]         File Number 8-______________________________________________________________

            C.          [/]         City:________________  State:________  Zip Code:_______  Zip Ext.:__________

                        [/]         Foreign Country:_____________    Foreign Postal Code:_______________________

114.        A.          [/]         Principal Underwriter Name:_________________________________________________

            B.          [/]         File Number 8-______________________________________________________________

            C.          [/]         City:_______________   State:________  Zip Code:_______  Zip Ext.:__________

                        [/]         Foreign Country:_______________  Foreign Postal Code:_______________________


115.        A.          [/]         Independent Public Accountant Name:_________________________________________

            B.          [/]         City:_______________   State:_________  Zip Code:______  Zip Ext.:__________

                        [/]         Foreign Country:_______________  Foreign Postal Code:_______________________

115.        A.          [/]         Independent Public Accountant Name:_________________________________________

            B.          [/]         City:______________    State:________   Zip Code:______  Zip Ext.:__________

                        [/]         Foreign Country:______________   Foreign Postal Code:_______________________

                                                       -----------------------
                                                       If filing more than one
                                                       Page 49, "X" box: [ ]
                                                       -----------------------

For period ending    12/31/99
                  --------------
File number 811- 8722
                ----------------

116. Family of investment companies information:

            A.          [/]         Is Registrant part of a family of investment companies? (Y/N)__________
                                                                                                        Y/N
            B.          [/]         Identify the family in 10 letters:_____________________________________
                                    (Note:  In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.        A.          [/]         Is Registrant a separate account of an insurance company? (Y/N)________
                                                                                                        Y/N
            If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

            B.          [/]         Variable annuity contracts?  (Y/N)                             ________
                                                                                                        Y/N

            C.          [/]         Scheduled premium variable life contracts?  (Y/N)              ________
                                                                                                        Y/N

            D.          [/]         Flexible premium variable life contracts?  (Y/N)               ________
                                                                                                        Y/N

            E.          [/]         Other types of insurance products registered under the Securities
                                    Act of 1933?  (Y/N)                                            ________
                                                                                                        Y/N
118.        [/]         State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 _______________________________________
                        ___________________________________________________________________________________


119.        [/]         State the number of new series for which registration statements under the Securities
                        Act of 1933 became effective during the period ____________________________________
                        ___________________________________________________________________________________


120.        [/]         State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) _____________________________________
                        ____________________________________$______________________________________________



121.        [/]         State the number of series for which a current prospectus was in existence at the end of the period_________________________________________________________
                        ___________________________________________________________________________________



122.        [/]         State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period ________________________
                        ___________________________________________________________________________________

                                                       -----------------------
                                                       If filing more than one
                                                       Page 50, "X" box: [X]
                                                       -----------------------
For period ending    12/31/99
                 --------------

File number 811- 8722
                ---------------


123.            [ ]                 State the total value of the additional units considered in answering
                                    item 122 ($000's omitted)                                   $ 44,500
                                                                                                ---------


124.            [/]                 State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
                                    ($000's omitted)                                            $
                                                                                                ----------

125.            [ ]                 State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
                                    ($000's omitted)                                            $   770
                                                                                                ----------

126.                                Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
                                    ($000's omitted)                                            $     0
                                                                                                ----------

127.                                List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                      Total                   Total Income
                                                            Number of                Assets                   Distributions
                                                             Series                  ($000's                     ($000's
                                                            Investing               omitted)                    omitted)
                                                            ---------               --------                    --------

A.      U.S. Treasury direct issue                                                  $                          $
                                                            ---------                --------                   ----------
B.      U.S. Government agency                                                      $                          $
                                                            ---------                --------                   ----------
C.      State and municipal tax-free                                                $                          $
                                                            ---------                --------                   ----------
D.      Public utility debt                                                         $                          $
                                                            ---------                --------                   ----------
E.      Brokers or dealers debt or debt of brokers'
        or dealers' parent                                                          $                          $
                                                            ---------                --------                   ----------
F.      All other corporate intermed. & long-term
        debt                                                                        $                          $
                                                            ---------                --------                   ----------

G.      All other corporate short-term debt                                         $                          $
                                                            ---------                --------                   ----------
H.      Equity securities of brokers or dealers or
        parents of brokers or dealers                                               $                          $
                                                            ---------                --------                   ----------

I.      Investment company equity securities                                        $                            $
                                                             ---------               ---------                     ---------
J.      All other equity securities                               1                 $113,566                     $
                                                             ---------               ---------                     ---------

K.      Other securities                                                            $                            $
                                                             ---------               ---------                     ---------

L.      Total assets of all series of registrant                  1                 $113,566                     $
                                                             ---------               ----------                    ---------

                                                       -----------------------
                                                       If filing more than one
                                                       Page 51, "X" box: [ ]
                                                       -----------------------

For period ending    12/31/99
                 ----------------
File number 811-   8722
                -----------------

128.            [/]                 Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?  (Y/N)______________________  _____________
                                                [If answer is "N" (No), go to item 131.]       Y/N

129.            [/]                 Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)___________________  ____________

                                    [If answer is "N" (No), go to item 131.]                    Y/N

130.            [/]                 In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)______________________
                                                                                                Y/N

131.                                Total expenses incurred by all series of Registrant during the current reporting period
                                    ($000's omitted)_____________________________________      $ 572
                                                                                                ------


132.            [/]                 List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


811 -                   811 -                  811 -                          811 -                          811 -
      ------                  -------                -------                        -------                       -------
811 -                   811 -                  811 -                          811 -                          811 -
      ------                  -------                -------                        -------                        -------
811 -                   811 -                  811 -                          811 -                          811 -
      ------                  -------                -------                        -------                        -------
811 -                   811 -                  811 -                          811 -                          811 -
      ------                  -------                -------                        -------                        -------
811 -                   811 -                  811 -                          811 -                          811 -
      ------                  -------                -------                        -------                        -------
811 -                   811 -                  811 -                          811 -                          811 -
      ------                  -------                -------                        -------                        -------
811 -                   811 -                  811 -                          811 -                          811 -
      ------                  -------                -------                        -------                        -------
811 -                   811 -                  811 -                          811 -                          811 -
      ------                  -------                -------                        -------                        -------
811 -                   811 -                  811 -                          811 -                          811 -
      ------                  -------                -------                        -------                        -------

This report is signed on behalf of the Registrant in the City of Newark, State of Delaware.
Date:  February 28, 2000.

Providentmutual Life and Annuity Company of America

By: /s/ Rosanne Gatta                       Witness: /s/ Anthony Giampietro
    -----------------                                ----------------------
        Rosanne Gatta                                Anthony Giampietro
        Treasurer                                    Assistant Treasurer


                                       51